Basic and diluted net loss per share	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Basic and diluted net loss per share

Note 18. Basic and diluted net loss per share

Basic and diluted loss per share are computed by dividing the loss attributable to owners of the parent by the weighted-average number of ordinary shares outstanding during the period. As the Group incurred a loss in each period presented, all potentially dilutive instruments are anti-dilutive, and diluted loss per share therefore equals basic loss per share. Instruments excluded from the diluted computation because their effect would be anti-dilutive comprise employee share options and employee warrants (Note 20), the SPAC Warrants, the PIPE Warrants and the rights to Additional and Reset Warrants (Note 16), the warrants held by an anchor investor (Note 16), and the customer Warrants (Note 15).

The following table presents the computation of basic and diluted net loss per share:

	For the six months ended June 30,
	2026	2025
Loss attributable to ordinary equity holders of the parent (TSEK)	(1,118,055)	(887,444)
Weighted average number for ordinary shares for basic and diluted loss per share	62,629,420	40,677,840
Basic and diluted loss per share	(17.85)	(21.82)

The results for “Basic and diluted loss per share” have been adjusted for the stock split described in Note 19 below.